Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	$ 21,102	$ 22,917	$ 22,432
Weighted average number of ordinary shares outstanding (in shares)	17,427	18,357	19,478
Effect of dilutive potential ordinary shares (in shares)	120	128	122
Adjusted weighted average number of ordinary shares outstanding (in shares)	17,547	18,485	19,600
Basic earnings per share (in dollars per share)	$ 1.21	$ 1.25	$ 1.15
Diluted earnings per share (in dollars per share)	$ 1.20	$ 1.24	$ 1.14
Antidilutive securities (in shares)	12	0	23